Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Financial assets	$ 1,773,414	$ 1,407,320
Maximum exposure to credit risk	1,724,748	1,428,587
External credit grades
Credit risk
Maximum exposure to credit risk	400,841	390,523
A-1
Credit risk
Maximum exposure to credit risk	236,454	188,046
A-2
Credit risk
Maximum exposure to credit risk	44,041	42,182
B-1
Credit risk
Maximum exposure to credit risk	34,706	43,365
B-2
Credit risk
Maximum exposure to credit risk	22,594	35,899
B-3
Credit risk
Maximum exposure to credit risk	14,630	23,606
C-1
Credit risk
Maximum exposure to credit risk	14,060	20,648
C-2
Credit risk
Maximum exposure to credit risk	12,007	15,431
D
Credit risk
Maximum exposure to credit risk	14,027	12,849
E
Credit risk
Maximum exposure to credit risk	8,132	8,286
Not rated
Credit risk
Maximum exposure to credit risk	190	211
Loans and advances - Customers | External credit grades | Gross carrying amount
Credit risk
Financial assets	354,083	345,835
Loans and advances - Customers | A-1 | Gross carrying amount
Credit risk
Financial assets	207,288	180,912
Loans and advances - Customers | A-2 | Gross carrying amount
Credit risk
Financial assets	33,287	34,396
Loans and advances - Customers | B-1 | Gross carrying amount
Credit risk
Financial assets	32,008	35,252
Loans and advances - Customers | B-2 | Gross carrying amount
Credit risk
Financial assets	21,343	31,334
Loans and advances - Customers | B-3 | Gross carrying amount
Credit risk
Financial assets	13,725	20,181
Loans and advances - Customers | C-1 | Gross carrying amount
Credit risk
Financial assets	13,122	15,905
Loans and advances - Customers | C-2 | Gross carrying amount
Credit risk
Financial assets	11,306	10,898
Loans and advances - Customers | D | Gross carrying amount
Credit risk
Financial assets	13,779	10,928
Loans and advances - Customers | E | Gross carrying amount
Credit risk
Financial assets	8,035	5,818
Loans and advances - Customers | Not rated | Gross carrying amount
Credit risk
Financial assets	190	211
Commercial loans (SME) | External credit grades | Gross carrying amount
Credit risk
Financial assets	65,732	76,563
Commercial loans (SME) | A-1 | Gross carrying amount
Credit risk
Financial assets	44,392	50,253
Commercial loans (SME) | A-2 | Gross carrying amount
Credit risk
Financial assets	4,779	6,730
Commercial loans (SME) | B-1 | Gross carrying amount
Credit risk
Financial assets	2,771	2,553
Commercial loans (SME) | B-2 | Gross carrying amount
Credit risk
Financial assets	2,327	2,575
Commercial loans (SME) | B-3 | Gross carrying amount
Credit risk
Financial assets	4,455	9,046
Commercial loans (SME) | C-1 | Gross carrying amount
Credit risk
Financial assets	1,566	2,068
Commercial loans (SME) | C-2 | Gross carrying amount
Credit risk
Financial assets	588	723
Commercial loans (SME) | D | Gross carrying amount
Credit risk
Financial assets	3,762	1,941
Commercial loans (SME) | E | Gross carrying amount
Credit risk
Financial assets	1,092	674
Mortgage loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	172,990	152,140
Mortgage loans | A-1 | Gross carrying amount
Credit risk
Financial assets	138,867	117,983
Mortgage loans | A-2 | Gross carrying amount
Credit risk
Financial assets	6,170	3,384
Mortgage loans | B-1 | Gross carrying amount
Credit risk
Financial assets	3,626	1,685
Mortgage loans | B-2 | Gross carrying amount
Credit risk
Financial assets	6,523	14,161
Mortgage loans | B-3 | Gross carrying amount
Credit risk
Financial assets	2,218	1,114
Mortgage loans | C-1 | Gross carrying amount
Credit risk
Financial assets	5,295	4,936
Mortgage loans | C-2 | Gross carrying amount
Credit risk
Financial assets	4,303	3,465
Mortgage loans | D | Gross carrying amount
Credit risk
Financial assets	4,355	4,507
Mortgage loans | E | Gross carrying amount
Credit risk
Financial assets	1,443	694
Mortgage loans | Not rated | Gross carrying amount
Credit risk
Financial assets	190	211
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	53,807	59,477
Installment loans to individuals - Revolving consumer credit cards loans | A-1 | Gross carrying amount
Credit risk
Financial assets	9,804	3,165
Installment loans to individuals - Revolving consumer credit cards loans | A-2 | Gross carrying amount
Credit risk
Financial assets	16,790	17,396
Installment loans to individuals - Revolving consumer credit cards loans | B-1 | Gross carrying amount
Credit risk
Financial assets	7,746	16,396
Installment loans to individuals - Revolving consumer credit cards loans | B-2 | Gross carrying amount
Credit risk
Financial assets	3,826	5,842
Installment loans to individuals - Revolving consumer credit cards loans | B-3 | Gross carrying amount
Credit risk
Financial assets	2,625	2,945
Installment loans to individuals - Revolving consumer credit cards loans | C-1 | Gross carrying amount
Credit risk
Financial assets	3,586	4,791
Installment loans to individuals - Revolving consumer credit cards loans | C-2 | Gross carrying amount
Credit risk
Financial assets	3,891	4,227
Installment loans to individuals - Revolving consumer credit cards loans | D | Gross carrying amount
Credit risk
Financial assets	4,612	3,332
Installment loans to individuals - Revolving consumer credit cards loans | E | Gross carrying amount
Credit risk
Financial assets	927	1,383
Installment loans to individuals - Non-revolving consumer loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	61,554	57,655
Installment loans to individuals - Non-revolving consumer loans | A-1 | Gross carrying amount
Credit risk
Financial assets	14,225	9,511
Installment loans to individuals - Non-revolving consumer loans | A-2 | Gross carrying amount
Credit risk
Financial assets	5,548	6,886
Installment loans to individuals - Non-revolving consumer loans | B-1 | Gross carrying amount
Credit risk
Financial assets	17,865	14,618
Installment loans to individuals - Non-revolving consumer loans | B-2 | Gross carrying amount
Credit risk
Financial assets	8,667	8,756
Installment loans to individuals - Non-revolving consumer loans | B-3 | Gross carrying amount
Credit risk
Financial assets	4,427	7,076
Installment loans to individuals - Non-revolving consumer loans | C-1 | Gross carrying amount
Credit risk
Financial assets	2,675	4,110
Installment loans to individuals - Non-revolving consumer loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,524	2,483
Installment loans to individuals - Non-revolving consumer loans | D | Gross carrying amount
Credit risk
Financial assets	1,050	1,148
Installment loans to individuals - Non-revolving consumer loans | E | Gross carrying amount
Credit risk
Financial assets	4,573	3,067
Financial instruments not recognized on the consolidated balance sheet | External credit grades
Credit risk
Guarantees and loan commitments	46,758	44,688
Financial instruments not recognized on the consolidated balance sheet | A-1
Credit risk
Guarantees and loan commitments	29,166	7,134
Financial instruments not recognized on the consolidated balance sheet | A-2
Credit risk
Guarantees and loan commitments	10,754	7,786
Financial instruments not recognized on the consolidated balance sheet | B-1
Credit risk
Guarantees and loan commitments	2,698	8,113
Financial instruments not recognized on the consolidated balance sheet | B-2
Credit risk
Guarantees and loan commitments	1,251	4,565
Financial instruments not recognized on the consolidated balance sheet | B-3
Credit risk
Guarantees and loan commitments	905	3,425
Financial instruments not recognized on the consolidated balance sheet | C-1
Credit risk
Guarantees and loan commitments	938	4,743
Financial instruments not recognized on the consolidated balance sheet | C-2
Credit risk
Guarantees and loan commitments	701	4,533
Financial instruments not recognized on the consolidated balance sheet | D
Credit risk
Guarantees and loan commitments	248	1,921
Financial instruments not recognized on the consolidated balance sheet | E
Credit risk
Guarantees and loan commitments	97	2,468
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit risk
Guarantees and loan commitments	46,646	44,468
Available lines of credit cards and non-revolving consumer loans | A-1
Credit risk
Guarantees and loan commitments	29,062	6,914
Available lines of credit cards and non-revolving consumer loans | A-2
Credit risk
Guarantees and loan commitments	10,754	7,786
Available lines of credit cards and non-revolving consumer loans | B-1
Credit risk
Guarantees and loan commitments	2,698	8,113
Available lines of credit cards and non-revolving consumer loans | B-2
Credit risk
Guarantees and loan commitments	1,251	4,565
Available lines of credit cards and non-revolving consumer loans | B-3
Credit risk
Guarantees and loan commitments	905	3,425
Available lines of credit cards and non-revolving consumer loans | C-1
Credit risk
Guarantees and loan commitments	938	4,743
Available lines of credit cards and non-revolving consumer loans | C-2
Credit risk
Guarantees and loan commitments	701	4,533
Available lines of credit cards and non-revolving consumer loans | D
Credit risk
Guarantees and loan commitments	248	1,921
Available lines of credit cards and non-revolving consumer loans | E
Credit risk
Guarantees and loan commitments	89	2,468
Guarantees | External credit grades
Credit risk
Guarantees and loan commitments	1	37
Guarantees | A-1
Credit risk
Guarantees and loan commitments	1	37
Loans and credits | External credit grades
Credit risk
Guarantees and loan commitments	111	183
Loans and credits | A-1
Credit risk
Guarantees and loan commitments	103	$ 183
Loans and credits | E
Credit risk
Guarantees and loan commitments	$ 8